Summary of Significant Accounting Policies (Restated) (Details 1) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Schedule of property, plant and equipment
Accumulated Depreciation	$ (1,039,926)	$ (979,162)	$ (921,237)
Property, plant and equipment, net	502,724	569,031	684,786
Office equipment [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	35,221	35,949	26,970
Furniture and fixtures [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	225,269	229,927	229,713
Computers and Software [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	$ 1,282,160	$ 1,282,317	$ 1,349,340